PROPERTY, PLANT, AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mother Earth's Storehouse, Inc. [Member]
Impairment Effects on Earnings Per Share [Line Items]
Deppreciation expense						$ 146,437	$ 199,896
Greens Natural Foods, Inc. [Member]
Impairment Effects on Earnings Per Share [Line Items]
Deppreciation expense		$ 85,611		$ 256,660		366,085
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Deppreciation expense	$ 132,000	60,000	$ 408,000	163,000	$ 280,000	108,000
Property, Plant and Equipment [Member] | Mother Earth's Storehouse, Inc. [Member]
Impairment Effects on Earnings Per Share [Line Items]
Deppreciation expense						146,437	$ 199,896
Property, Plant and Equipment [Member] | Greens Natural Foods, Inc. [Member]
Impairment Effects on Earnings Per Share [Line Items]
Deppreciation expense		$ 85,611		$ 256,660		$ 366,085